Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Securities

Note 3. Securities Available for Sale

Securities available for sale have been classified in the consolidated balance sheets according to management’s intent. The amortized cost of securities and their approximate fair values at September 30, 2013 and December 31, 2012, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale

September 30, 2013:
U.S. treasuries	$3,497	$24	$—	$3,521
Government agency securities	88,854	197	(644)	88,407
Obligations of state and municipal subdivisions	37,873	477	(1,810)	36,540
Corporate bonds	2,085	—	(41)	2,044
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	448	27	—	475

	$132,757	$725	$(2,495)	$130,987

December 31, 2012:
U.S. treasuries	$3,493	$54	$—	$3,547
Government agency securities	69,636	575	—	70,211
Obligations of state and municipal subdivisions	34,908	2,123	(217)	36,814
Corporate bonds	2,105	23	(25)	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	45	—	680

	$110,777	$2,820	$(242)	$113,355

Securities with a carrying amount of approximately $96,374 and $84,117 at September 30, 2013 and December 31, 2012, respectively, were pledged to secure public fund deposits.

Proceeds from sale of securities available for sale and gross gains and losses for the nine months ended September 30, 2013 and 2012 were as follows:

	Nine months ended September 30,
	2013	2012
Proceeds from sale	$—	$2,078

Gross gains	$—	$—

Gross losses	$—	$3

The amortized cost and estimated fair value of securities available for sale at September 30, 2013, by contractual maturity, are shown below. Maturities of pass-through certificates will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	September 30, 2013
	Securities Available for Sale
	Amortized Cost	Fair Value
Due in one year or less	$6,093	$6,133
Due from one year to five years	58,361	57,966
Due from five to ten years	35,108	35,081
Thereafter	32,747	31,332

	132,309	130,512
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	448	475

	$132,757	$130,987

The number of securities, unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of September 30, 2013 and December 31, 2012, are summarized as follows:

		Value Impaired
		Less Than 12 Months		Greater Than 12 Months		Total
Description of Securities	Number of Securities	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Securities Available for Sale
September 30, 2013
Government agency securities	29	$45,643	$(644)	$—	$—	$45,643	$(644)
Obligations of state and municipal subdivisions	27	15,460	(1,810)	—	—	15,460	(1,810)
Corporate bonds	2	2,044	(41)	—	—	2,044	(41)

		$63,147	$(2,495)	$—	$—	$63,147	$(2,495)

December 31, 2012
Obligations of state and municipal subdivisions	9	$6,551	$(217)	$—	$—	$6,551	$(217)
Corporate bonds	1	990	(25)	—	—	990	(25)

		$7,541	$(242)	$—	$—	$7,541	$(242)

Unrealized losses are generally due to changes in interest rates. The Company has the intent to hold these securities until maturity or a forecasted recovery and it is more likely than not that the Company will not have to sell the securities before the recovery of their cost basis. As such, the losses are deemed to be temporary.

Note 5.	Securities

Securities have been classified in the consolidated balance sheets according to management’s intent. The amortized cost of securities and their approximate fair values at December 31, 2012, 2011 and 2010 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
December 31, 2012:
U.S. treasuries	$3,493	$54	$—	$3,547
Government agency securities	69,636	575	—	70,211
Obligations of state and municipal subdivisions	34,908	2,123	(217)	36,814
Corporate bonds	2,105	23	(25)	2,103
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	45	—	680

	$110,777	$2,820	$(242)	$113,355

December 31, 2011:
U.S. treasuries	$2,492	$58	$—	$2,550
Government agency securities	65,092	615	(21)	65,686
Obligations of state and municipal subdivisions	20,970	1,355	—	22,325
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,275	155	—	3,430

	$91,829	$2,183	$(21)	$93,991

December 31, 2010:
U.S. treasuries	$1,000	$30	$—	$1,030
Government agency securities	40,686	798	(64)	41,420
Obligations of state and municipal subdivisions	6,063	71	(136)	5,998
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,996	168	(1)	4,163

	$51,745	$1,067	$ (201)	$52,611

Securities with a carrying amount of approximately $84,117, $50,722 and $42,875 at December 31, 2012, 2011 and 2010, respectively, were pledged to secure public fund deposits.

As of December 31, 2012, the Moody credit ratings in the state and municipal obligations portfolio are shown in the following table.

Moody Credit Rating	% of portfolio
A1	5.2%
Aa1	2.2
Aa2	6.6
Aa3	0.9
Aaa	33.7
Not available	8.2
Not rated	43.2

100.0%

Approximately 51.4% of the state and municipal obligations are bonds with no credit ratings which are guaranteed by the Texas Permanent School Fund which maintains a AAA rating separate from the State of Texas. The municipals are primarily general obligation bonds issued by independent school districts located in Texas.

As of December 31, 2012 the two corporate bonds were rated A1 and A2.

Proceeds from sale of securities available for sale and gross gains and losses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Years Ended December 31,
	2012	2011	2010
Proceeds from sale	$2,078	$—	$—

Gross gains	$—	$—	$—

Gross losses	$3	$—	$—

The amortized cost and estimated fair value of securities available for sale at December 31, 2012, by contractual maturity, are shown below. Maturities of pass-through certificates will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012
	Securities Available for Sale
	Amortized Cost	Fair Value
Due in one year or less	$2,499	$2,526
Due from one year to five years	49,559	49,960
Due from five to ten years	25,832	26,231
Thereafter	32,252	33,958

	110,142	112,675
Residential mortgage-backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	635	680

	$110,777	$113,355

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2012, 2011 and 2010, are summarized as follows:

	Value Impaired
	Less Than 12 Months		Greater Than 12 Months		Total
Description of Securities	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
Securities Available for Sale
December 31, 2012:
Obligations of state and municipal subdivisions	$6,551	$(217)	$—	$—	$6,551	$(217)
Corporate bonds	990	(25)	—	—	990	(25)

	$7,541	$(242)	$—	$—	$7,541	$(242)

December 31, 2011:
Government agency securities	$9,479	$(21)	$—	$—	$9,479	$(21)

December 31, 2010:
Government agency securities	$6,808	$(64)	$—	$—	$6,808	$(64)
Obligations of state and municipal subdivisions	3,853	(136)	—	—	3,853	(136)
Residential mortgage-backed securities guaranteed by FNMA, GNMA and FHLMC	344	(1)	—	—	344	(1)

	$11,005	$(201)	$—	$—	$11,005	$ (201)

Unrealized losses are generally due to changes in interest rates. The Company has the intent to hold these securities until maturity or a forecasted recovery and it is more likely than not that the Company will not have to sell the securities before the recovery of their cost basis. As such, the losses are deemed to be temporary.

Effective January 1, 2010, held to maturity securities with an amortized cost of $40,090 were transferred to the available for sale category for liquidity purposes. Due to this transfer, the Company recorded a net unrealized gain of $979 in other comprehensive income.